Summary of significant accounting policies (Details) - USD ($) $ in Millions		1 Months Ended	6 Months Ended
	Sep. 14, 2022	Dec. 20, 2022	Dec. 31, 2022
Summary of significant accounting policies (Details) [Line Items]
Accumulated deficit			$ 159.5
Net loss			$ 12.2
Working capital	$ 5.0
Unlimited useful life			5 years
Percentage of tax realized upon ultimate settlement			50.00%
Minimum [Member]
Summary of significant accounting policies (Details) [Line Items]
Residual value, percentage			0.00%
Maximum [Member]
Summary of significant accounting policies (Details) [Line Items]
Residual value, percentage			5.00%
Private Placement [Member]
Summary of significant accounting policies (Details) [Line Items]
Working capital		$ 1.5